Intangible Assets, Net - Schedule of Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Intangible Assets [Line Items]
Gross Carrying Amount	$ 49,242	$ 34,988	$ 34,988
Accumulated Amortization	(6,979)	(5,482)	(2,455)
Net	42,263	29,506	32,533
Patents and Related Technologies [Member]
Intangible Assets [Line Items]
Gross Carrying Amount	34,342	34,342	34,342
Accumulated Amortization	(6,979)	(4,851)	(2,014)
Net	27,363	29,491	32,328
In- Process Research and Development [Member]
Intangible Assets [Line Items]
Gross Carrying Amount	14,900
Accumulated Amortization
Net	14,900
Favorable Rent Asset [Member]
Intangible Assets [Line Items]
Gross Carrying Amount		646	646
Accumulated Amortization		(631)	(441)
Net		$ 15	$ 205